GS Mortgage-Backed Securities Trust 2021-PJ7 ABS-15G

Exhibit 99.2 Schedule 4

Customer Loan ID	Original Loan Amount	Sale Price	Appraisal Value	Appraisal Date	Second Appraisal Value	Second Appraisal Date	Variance Amount	Variance Percent	Value Used for LTV	Estimated Value	Value Date	Variance Amount	Variance Percent	Confidence Score	Value	Value Date	Variance Amount	Variance Percent	Value	Value Date	Variance Amount	Variance Percent	Value	Value Date	Variance Amount	Variance Percent	Value	Value Date	Variance Amount	Variance Percent	Value Updated	Value Date	Report Type	Variance Amount	Variance Percent
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